Condensed Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 48,173,742	$ 35,242,363	$ 14,988,112
Due from affiliates		9,463,164
Lease and other receivables, net	3,384,827	3,557,988
Receivable from the sale of investment properties – short term	5,751,931	4,072,391
Prepaid construction costs	298,223	1,123,590
Restricted cash equivalent – short term	2,000,000	2,000,000
Prepaid income taxes	1,009,808	651,925
Other current assets	3,276,935	2,791,593
Total current assets	63,895,466	58,903,014
NON-CURRENT ASSETS:
Investment properties	525,862,522	514,172,281	449,036,633
Tenant notes receivables – long term, net	5,565,780	6,002,315
Receivable from the sale of investment properties – long term		4,147,507
Restricted cash equivalent – long term	2,739,916	681,110
Property and equipment, net	329,868	354,437
Deferred tax asset	312,378	1,345,859
Other non-current assets	5,483,834	5,218,787
Total non-current assets	540,294,298	531,922,296
TOTAL ASSETS	604,189,764	590,825,310
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,544,627	13,127,502
Income tax payable	1,760,485	2,024,865
Retainage payable	1,558,684	1,737,805
Long term debt – current portion	12,287,698	16,703,098
Other current liabilities	790,547	959,539
Total current liabilities	26,942,041	34,552,809
NON—CURRENT LIABILITIES:
Long term debt	263,590,781	253,151,137
Deferred tax liability	37,805,728	37,451,338
Security deposits	2,500,277	1,790,554
Other non-current liabilities	4,137,761	2,936,555
Total non-current liabilities	308,034,547	295,329,584
TOTAL LIABILITIES	334,976,588	329,882,393
EQUITY:
Common share capital	3,171	168,142,740
Additional paid-in capital	216,229,708
Retained earnings	29,754,669	67,878,645
Foreign currency translation reserve	(21,390,187)	(13,694,983)
Equity attributable to owners of the Group	224,597,361	222,326,402
Non-controlling interests	44,615,815	38,616,515
Total equity	269,213,176	260,942,917	234,066,470
TOTAL LIABILITIES AND EQUITY	$ 604,189,764	590,825,310
Latam Logistic Properties SA [member]
CURRENT ASSETS:
Cash and cash equivalents		35,242,363	14,988,112
Due from affiliates		9,463,164	8,798,945
Lease and other receivables, net		3,557,988	2,516,525
Receivable from the sale of investment properties – short term		4,072,391
Prepaid construction costs		1,123,590	2,317,383
Restricted cash equivalent – short term		2,000,000
Asset held for sale			2,977,147
Other current assets		3,443,518	1,708,313
Total current assets		58,903,014	33,306,425
NON-CURRENT ASSETS:
Investment properties		514,172,281	449,036,633
Tenant notes receivables – long term, net		6,002,315	6,796,584
Receivable from the sale of investment properties – long term		4,147,507
Restricted cash equivalent – long term		681,110	3,252,897
Property and equipment, net		354,437	427,719
Deferred tax asset		1,345,859	239,281
Other non-current assets		5,218,787	4,559,330
Total non-current assets		531,922,296	464,312,444
TOTAL ASSETS		590,825,310	497,618,869
CURRENT LIABILITIES:
Accounts payable and accrued expenses		13,127,502	8,591,922
Deposits for the sale of assets			2,400,000
Income tax payable		2,024,865	663,703
Retainage payable		1,737,805	3,001,433
Long term debt – current portion		16,703,098	110,943,460
Other current liabilities		959,539	54,983
Total current liabilities		34,552,809	125,655,501
NON—CURRENT LIABILITIES:
Long term debt		253,151,137	98,383,315
Deferred tax liability		37,451,338	37,215,884
Security deposits		1,790,554	1,706,959
Other non-current liabilities		2,936,555	590,740
Total non-current liabilities		295,329,584	137,896,898
TOTAL LIABILITIES		329,882,393	263,552,399
EQUITY:
Common share capital		168,142,740	168,142,740
Retained earnings		67,878,645	64,739,312
Foreign currency translation reserve		(13,694,983)	(32,068,047)
Equity attributable to owners of the Group		222,326,402	200,814,005
Non-controlling interests		38,616,515	33,252,465
Total equity		260,942,917	234,066,470
TOTAL LIABILITIES AND EQUITY		$ 590,825,310	$ 497,618,869